Mortgage Loans Payable (Details) - Schedule of maturities of long-term debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of maturities of long-term debt [Abstract]
2015	$ 185.8
2016	188.5
2017	51.9
2018	16.8
2019	112.4
Thereafter	1,782.1
Total maturities	$ 2,337.5	$ 2,307.7